Fair Value Measurements (Details) - Schedule of assumptions used for the models	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Alpha [Member]
Fair Value Measurements (Details) - Schedule of assumptions used for the models [Line Items]
Probability	3.00%
Expected volatility	71.19%
Risk free interest rate	0.12%
Expected term (years)	1 year 248 days
Meitav Dash and Ami Sagy [Member]
Fair Value Measurements (Details) - Schedule of assumptions used for the models [Line Items]
Probability		3.00%
Expected volatility		59.58%
Risk free interest rate		1.62%
Expected term (years)		2 years 248 days
Ami Sagy [Member]
Fair Value Measurements (Details) - Schedule of assumptions used for the models [Line Items]
Probability	3.00%	3.00%
Expected volatility	70.78%	59.58%
Risk free interest rate	0.12%	1.62%
Expected term (years)	1 year 248 days	2 years 248 days